Note 17 - Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Stockholders Equity [Table Text Block]
	Number of Shares	Preferred Shares Amount	Dividends paid-in-kind	Total
Balance, January 1, 2015	32,140	29,000,000	1,440,100	30,440,100
Dividends declared	1,639	-	1,639,149	1,639,149
Balance, December 31, 2015	33,779	29,000,000	3,079,249	32,079,249
Dividends declared	1,726	-	1,725,699	1,725,699
Balance, December 31, 2016	35,505	29,000,000	4,804,948	33,804,948
Dividends declared	1,809	-	1,808,811	1,808,811
Balance, December 31, 2017	37,314	29,000,000	6,613,759	35,613,759